Evercore Inc. (Parent Company Only) Financial Statements - Condensed Statements of Financial Condition (Parent Company Only) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Deferred Tax Assets	$ 305,424	$ 298,115
Goodwill	160,961	166,461	$ 218,232
Total Assets	1,662,346	1,479,171	$ 1,446,556
Liabilities
Taxes Payable	27,321	20,886
Other Current Liabilities	12,320	7,031
Total Current Liabilities	463,421	408,049
Amounts Due Pursuant to Tax Receivable Agreements	174,109	186,036
Long-term Debt - Notes Payable	168,097	119,250
Total Liabilities	879,015	771,955
Stockholders' Equity
Additional Paid-In-Capital	1,368,122	1,210,742
Accumulated Other Comprehensive Income (Loss)	(50,096)	(34,539)
Retained Earnings (Deficit)	20,343	(27,791)
Treasury Stock at Cost	(811,653)	(644,412)
Total Evercore Inc. Stockholders' Equity	527,298	504,552
Total Liabilities and Equity	1,662,346	1,479,171
Parent Company [Member]
Assets
Equity Investment In Subsidiary	598,279	534,258
Deferred Tax Assets	291,827	287,281
Goodwill	15,236	15,236
Total Assets	905,342	836,775
Liabilities
Payable to Related Party	12,201	11,638
Taxes Payable	21,341	14,761
Other Current Liabilities	2,296	538
Total Current Liabilities	35,838	26,937
Amounts Due Pursuant to Tax Receivable Agreements	174,109	186,036
Long-term Debt - Notes Payable	168,097	119,250
Total Liabilities	378,044	332,223
Stockholders' Equity
Additional Paid-In-Capital	1,368,122	1,210,742
Accumulated Other Comprehensive Income (Loss)	(50,096)	(34,539)
Retained Earnings (Deficit)	20,343	(27,791)
Treasury Stock at Cost	(811,653)	(644,412)
Total Evercore Inc. Stockholders' Equity	527,298	504,552
Total Liabilities and Equity	905,342	836,775
Class A [Member]
Stockholders' Equity
Common Stock	582	552
Class A [Member] | Parent Company [Member]
Stockholders' Equity
Common Stock	582	552
Class B [Member]
Stockholders' Equity
Common Stock	0	0
Class B [Member] | Parent Company [Member]
Stockholders' Equity
Common Stock	$ 0	$ 0